Offerings	Nov. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations (1)
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,700
Offering Note
(1) The Deferred Compensation Obligations are unsecured obligations of McKesson Corporation (the “Registrant”) to pay up to $100,000,000 of deferred compensation from time to time in the future, in accordance with the terms of the McKesson Corporation Deferred Compensation Administration Plan III, as amended and restated effective July 30, 2019 (the “DCAP III”).
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The amount of deferred compensation obligations registered is based on an estimate of the amount of compensation participants may defer under the DCAP III.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations (3)
Maximum Aggregate Offering Price	$ 50,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350
Offering Note
(3) The Deferred Compensation Obligations are unsecured obligations of the Registrant to pay up to $50,000,000 of deferred compensation from time to time in the future, in accordance with the terms of the McKesson Corporation Supplemental Retirement Savings Plan, as amended and restated effective July 30, 2019 (the “SRSP”).
(4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The amount of deferred compensation obligations registered is based on an estimate of the amount of compensation participants may defer under the SRSP.